Subsequent Events - Schedule of Target Distribution Levels and Distribution Splits (Details) - Subsequent Event - $ / shares	Oct. 14, 2016	Oct. 13, 2016
Subsequent Event [Line Items]
Minimum quarterly distribution amount (in dollars per share)	$ 0.5775	$ 0.3850
Common Unitholders
Subsequent Event [Line Items]
Marginal percentage interest in distributions		98.00%
General Partner
Subsequent Event [Line Items]
Marginal percentage interest in distributions		2.00%
IDR Holders
Subsequent Event [Line Items]
Marginal percentage interest in distributions		0.00%
First Target Distribution | Common Unitholders
Subsequent Event [Line Items]
Marginal percentage interest in distributions		98.00%
First Target Distribution | General Partner
Subsequent Event [Line Items]
Marginal percentage interest in distributions		2.00%
First Target Distribution | IDR Holders
Subsequent Event [Line Items]
Marginal percentage interest in distributions		0.00%
First Target Distribution | Maximum
Subsequent Event [Line Items]
Total quarterly distribution target amount (in dollars per share)	0.6641	$ 0.4428
Second Target Distribution | Common Unitholders
Subsequent Event [Line Items]
Marginal percentage interest in distributions		85.00%
Second Target Distribution | General Partner
Subsequent Event [Line Items]
Marginal percentage interest in distributions		2.00%
Second Target Distribution | IDR Holders
Subsequent Event [Line Items]
Marginal percentage interest in distributions		13.00%
Second Target Distribution | Minimum
Subsequent Event [Line Items]
Total quarterly distribution target amount (in dollars per share)	0.6641	$ 0.4428
Second Target Distribution | Maximum
Subsequent Event [Line Items]
Total quarterly distribution target amount (in dollars per share)	0.7219	$ 0.4813
Third Target Distribution | Common Unitholders
Subsequent Event [Line Items]
Marginal percentage interest in distributions		75.00%
Third Target Distribution | General Partner
Subsequent Event [Line Items]
Marginal percentage interest in distributions		2.00%
Third Target Distribution | IDR Holders
Subsequent Event [Line Items]
Marginal percentage interest in distributions		23.00%
Third Target Distribution | Minimum
Subsequent Event [Line Items]
Total quarterly distribution target amount (in dollars per share)	0.7219	$ 0.4813
Third Target Distribution | Maximum
Subsequent Event [Line Items]
Total quarterly distribution target amount (in dollars per share)	0.8663	$ 0.5775
Thereafter | Common Unitholders
Subsequent Event [Line Items]
Marginal percentage interest in distributions		50.00%
Thereafter | General Partner
Subsequent Event [Line Items]
Marginal percentage interest in distributions		2.00%
Thereafter | IDR Holders
Subsequent Event [Line Items]
Marginal percentage interest in distributions		48.00%
Thereafter | Minimum
Subsequent Event [Line Items]
Total quarterly distribution target amount (in dollars per share)	$ 0.8663	$ 0.5775